Securities - Amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 86,275,846	$ 95,606,893
Available-for-sale securities, gross unrealized gains	1,563,287	1,957,062
Available-for-sale securities, gross unrealized losses	(365,801)	(879,058)
Available-for-sale securities, fair value	87,473,332	96,684,897
U.S. Government and federal agencies
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	15,979,475	10,031,683
Available-for-sale securities, gross unrealized gains	44,972	65,328
Available-for-sale securities, gross unrealized losses	(85,750)	(138,738)
Available-for-sale securities, fair value	15,938,697	9,958,273
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	23,067,200	41,196,695
Available-for-sale securities, gross unrealized gains	211,987	433,757
Available-for-sale securities, gross unrealized losses	(100,792)	(210,531)
Available-for-sale securities, fair value	23,178,395	41,419,921
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	47,229,171	44,378,515
Available-for-sale securities, gross unrealized gains	1,306,328	1,457,977
Available-for-sale securities, gross unrealized losses	(179,259)	(529,789)
Available-for-sale securities, fair value	$ 48,356,240	$ 45,306,703